CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (120,224)	$ (33,146)	$ (370,866)	$ (88,656)	$ (64,293)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,805	1,408	6,008	2,323	625
Stock-based compensation	50,266	1,313	137,991	4,858	3,843
Revaluation of Series A redeemable convertible preferred stock warrant liability	(951)	0		3,339	(3,502)
Non-cash interest income				0	(298)
Deferred income taxes	1	1	(1,063)	151	(2,002)
Non-cash in-kind services	12,896	6,731	45,729	8,000	0
Loss on forward contract liability	0	1,324	1,324	0	0
Impairment expense		0	14,415	0	0
Equity in net loss of affiliate	794	0	637	0	0
Revaluation of warrant liability	950	0	(13,448)
Changes in operating assets and liabilities:
Accounts receivable, net		323	658	(763)	47
Prepaid expenses and other current assets	(1,758)	314	(1,586)	157	(2,588)
Accounts payable, accrued expenses and other current liabilities	2,083	(156)	29,668	(9,366)	15,121
Long-term deposits	(4,161)
Other long-term liabilities		(9)	0	(670)	(972)
Net cash used in operating activities	(59,249)	(21,897)	(150,533)	(80,627)	(54,019)
Cash flows from investing activities
Cash paid for acquisitions, net of cash acquired			0	0	(350)
Issuance of related party note receivable			0	0	(2,500)
Purchases and deposits for property and equipment	(24,521)	(1,439)	(22,324)	(21,100)	(9,155)
Investments in affiliate			(8,817)	0	0
Cash paid towards build-to-suit lease			0	(18,202)	(3,405)
Net cash used in investing activities	(24,521)	(1,439)	(31,141)	(39,302)	(15,410)
Cash flows from financing activities
Proceeds from the exercise of stock warrants, net of issuance costs paid			264,548	0	0
Proceeds from the exercise of stock options			9,650	1	0
Repurchase of Series B redeemable convertible preferred stock from related parties, net of issuance costs paid			0	(31,356)	(1,368)
Business Combination and PIPE financing, net of issuance costs paid	0	(394)	616,726	0	0
Proceeds from landlord on finance lease			889	0	0
Payments on finance lease liability	(258)	(309)	(1,042)	0	0
Proceeds from note payable			4,134	0	4,100
Payment of note payable	(4,100)	0	(4,134)	0	0
Payments for issuance costs	(26)
Net cash provided by financing activities	(1,758)	13,151	941,120	35,805	211,732
Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents	(85,528)	(10,185)	759,446	(84,124)	142,303
Cash and cash equivalents, including restricted cash and cash equivalents, beginning of period	849,278	89,832	89,832	173,956	31,653
Cash and cash equivalents, including restricted cash and cash equivalents, end of period	763,750	79,647	849,278	89,832	173,956
Supplementary cash flow disclosures:
Cash paid for interest	187	282	884	96	96
Cash interest received	259	310	703	1,437	484
Cash paid for income taxes, net of refunds			0	2	0
Supplementary disclosures for noncash investing and financing activities:
Non-cash interest received related to related party notes			0	0	298
Non-cash settlement of related party note receivable			0	0	2,500
Purchases of property, plant and equipment included in liabilities	27,108	3,584	6,751	1,094	1,781
Property acquired through build-to-suit lease			0	3,243	9,287
Non-cash acquisition of license			0	50,000	0
Non-cash prepaid in-kind services	0	13,269	46,271	0	0
Accrued Business Combination and PIPE transaction costs	0	4,263	285	0	0
Net liabilities assumed by VectoIQ			21,919	0	0
Settlement of forward contract liability			1,324	0	0
Stock option proceeds receivable			213	0	0
Accrued deferred issuance costs	330
Series A Redeemable Convertible Preferred Stock
Cash flows from financing activities
Proceeds from the exercise of stock warrants, net of issuance costs paid	0	12,963	0	2,160	0
Series C Redeemable Convertible Preferred Stock
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs paid	2,626	2	0	0	209,000
Supplementary disclosures for noncash investing and financing activities:
Stock Issuance Costs Incurred During Noncash Or Partial Noncash Transaction			0	0	2,001
Series D Redeemable Convertible Preferred Stock
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs paid	0	889	50,349	65,000	0
Supplementary disclosures for noncash investing and financing activities:
Stock Issuance Costs Incurred During Noncash Or Partial Noncash Transaction	$ 0	$ 6,868	$ 0	$ 4,695	$ 0